                                                                  April 14, 1998


Dear Shareholder,

We are pleased to present you with the semiannual report for the PaineWebber Growth and Income Fund and the PaineWebber Growth Fund for the six months ended February 28, 1998.


GENERAL MARKET OVERVIEW
--------------------------------------------------------------------------------

[GRAPHIC]
  After an August selloff, the stock market quickly regained its footing in September when inflation came in lower than expected. The Asian markets imploded in October, causing a sharp selloff in equity markets worldwide. This event also caused a "flight to quality" into the U.S. Treasury bond market, and bonds rallied substantially. As events unfolded, investors refocused on the underlying strength of the U.S. economy and caused the stock market to stage a comeback in November.

  Volatility returned to the stock market in December as earnings estimates were revised downward. By the end of January, negative earnings reports stabilized when it became evident that the long-expected slowdown in corporate earnings growth would not be felt until later this year. The market hit a new high and continued to advance in February. As investors scrambled to buy into the rising market, they focused on the more liquid, large cap stocks.

  Sectors that fared poorly at the end of 1997 turned in outstanding performances in early 1998. Technology stocks, consumer cyclicals such as department stores and auto supply companies, and certain transportation stocks -most notably airlines - all rebounded sharply from year-end slumps. Consumer cyclicals responded to strong, steady consumer spending. Financials continued to do reasonably well. Energy stocks performed the worst as weakening economies in Asia drove down oil prices. Consumer nondurables, a traditional defensive sector, continued to lag.


PORTFOLIO REVIEW
--------------------------------------------------------------------------------

[GRAPHIC]
     PAINEWEBBER GROWTH AND INCOME FUND

  PERFORMANCE

  PaineWebber Growth and Income Fund's total return (the net asset value change with dividends reinvested) for the six-month period ended February 28, 1998, without deducting sales charges, was 13.32% for Class A shares, 12.85% for Class B shares, 12.87% for Class C shares and 13.48% for Class Y shares.

  For shareowners who purchased or redeemed Fund

SEMIANNUAL REPORT

PAINEWEBBER GROWTH & INCOME FUND
FUND PROFILE

-->  GOAL:
     Current income and capital growth

-->  PORTFOLIO MANAGER:
     Mark Tincher,
     Mitchell Hutchins
     Asset Management Inc.

-->  TOTAL NET ASSETS:
     $1.3 billion as of February 28, 1998

-->  DIVIDEND PAYMENTS:
     Semiannually


PAINEWEBBER
GROWTH &
INCOME FUND

Top Five Sectors
(as percent of net assets,
as of February 28, 1998)*

Consumer Cyclicals
23.7%

Financial
Services 18.0%

Capital Goods
9.4%

Technology 9.0%

Healthcare 7.9%

*Allocations subject to change

SEMIANNUAL REPORT

PAINEWEBBER GROWTH
FUND
FUND PROFILE

-->  GOAL:
     Long-term capital appreciation

-->  PORTFOLIO MANAGER:
     Ellen_R. Harris,
     Mitchell Hutchins
     Asset Management Inc.

-->  TOTAL NET ASSETS:
     $391.5 million as of February 28, 1998

-->  DIVIDEND PAYMENTS:
     Annually


PAINEWEBBER
GROWTH FUND

Top Five Sectors
(as percent of net assets,
as of February 28, 1998)*

Technology 22.9%

Financial Services 12.4%

Retail 9.1%

Media/Entertainment 10.5%

Healthcare 8.5%



*Allocations subject to change


shares during the period the Fund's total return may be lower; for example, after deducting the maximum applicable sales charges, the Fund's total return for the period was 8.22% for Class A shares, 7.85% for Class B shares, 11.87% for Class C shares and 13.48% for Class Y shares.

PORTFOLIO HIGHLIGHTS

  At the start of the six-month period, the Fund's top five sectors included consumer cyclicals, technology, financial services, capital goods and energy. Our overweightings in consumer cyclicals and technology stocks contributed to the Fund's strong performance over the six-month period.

As of February 28, 1998, we had lowered the Fund's exposure to financial services and to technology compared to their weightings at the start of the period. Lower interest rates have shaved our earnings expectations for financial services companies. We expect stable earnings for technology companies in the latter half of 1998; after the price declines at the end of 1997 these stocks look attractive. We continue to underweight defensive stocks such as utilities and consumer nondurables.


  PAINEWEBBER GROWTH FUND

PERFORMANCE

  PaineWebber Growth Fund's total return (the net asset value change with dividends reinvested) for the six-month period ended February 28, 1998, without deducting sales charges, was 19.90% for Class A shares, 19.46% for Class B shares, 19.47% for Class C shares and 20.00% for Class Y shares.

  For shareowners who purchased or redeemed Fund shares during the period the Fund's total return may be lower; for example, after deducting the maximum applicable sales charges, the Fund's total return for the period was 14.51% for Class A shares, 15.07% for Class B shares, 18.60% for Class C shares and 20.00% for Class Y shares.

PORTFOLIO HIGHLIGHTS

  In 1997 we repositioned the Growth Fund to reduce its exposure to smaller-cap companies (less than $1 billion market capitalization). Whereas the Fund's median market capitalization was around $2 billion in March, 1997, it reached over $7 billion during the first quarter of 1998. The emphasis on larger companies has improved the Fund's performance. The Fund's proprietary Growth Model is used to identify companies with attractive earnings growth potential - the kinds of companies we expect investors to focus on more sharply this year.

  At August 31, 1997, the Fund's top five sectors were consumer cyclical, technology, financial services, healthcare and energy. At February 28, 1998, the top five sectors were technology, financial services, media/entertainment, retail and healthcare. We expect these companies to benefit most from the stable-growth, low-inflation, low-interest-rate environment we project for the rest of 1998. As of February 28, 1998 the Fund's exposure to the basic materials, consumer noncyclical and utility sectors was less than that of the S&P 500 Index.

                                                               SEMIANNUAL REPORT

OUTLOOK
--------------------------------------------------------------------------------

--> The market seems a bit ahead of itself going into April, as earnings estimates have drifted lower. A decline in interest rates or an improved earnings outlook could bring valuation into line. With inflation nearly absent, we expect the Federal Reserve to remain on hold, and anticipate a fairly stable interest rate environment.

  Meanwhile, the extent of the economic turmoil in Asia and its ultimate impact on corporate profits is unclear. A greater than normal number of decreased earnings estimates is evidence that Asia's drag on the global economy remains a concern. We are cautious in the near term and expect continued choppy markets ahead as the effect of negative earnings announcements takes its toll. Over the longer term, however, we see little cause for the market to lose strength.

  In addition, inflows from mutual funds could continue to heighten the stock market's resilience. Consumer confidence, which has been at its highest level in 29 years, shows no signs of a downturn and could support the market. In this environment, stock selection - particularly attempting to avoid companies that may produce negative surprises - will be of critical importance.

  Technology stocks are attractively valued and their earnings growth expectations have firmed. High consumer confidence bodes well for consumer cyclicals. Financial stocks, which we expect to benefit from low interest rates and continuing consolidation, are also attractive. Less attractive are the traditional defensive stocks - consumer nondurables and utilities - that benefit from a recessionary environment, of which we see no sign on the horizon.

  Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

  For a quarterly FUND PROFILE on Growth and Income Fund or Growth Fund, or another fund in the PaineWebber Family of Funds(1), please contact your investment executive.

Sincerely,


/s/ MARGO N. ALEXANDER   /s/ MARK A. TINCHER           /s/ ELLEN R. HARRIS

MARGO N. ALEXANDER       MARK A. TINCHER               ELLEN R. HARRIS

President                Managing Director and Chief   Managing Director
Mitchell Hutchins        Investment Officer--Equities  Mitchell Hutchins
Asset Management Inc.    Mitchell Hutchins             Asset Management Inc.
                         Asset Management Inc.         Portfolio Manager,
                         Portfolio Manager,              PaineWebber
                           PaineWebber                 Growth Fund
                         Growth and Income Fund


  This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended February 28, 1998, and reflects our views at the time we are writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment executive regarding your personal investment program.


(1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER GROWTH & INCOME FUND

PERFORMANCE RESULTS(UNAUDITED)

                                             NET ASSET VALUE
                                 ----------------------------------------             TOTAL RETURN(1)
                                                                             12 MONTHS ENDED       6 MONTHS
                                  02/28/98     08/31/97       02/28/97          02/28/98        ENDED 02/28/98
---------------------------------------------------------------------------------------------------------------
Class A Shares                     $31.70       $30.60       $ 25.48              36.49%                13.32%
---------------------------------------------------------------------------------------------------------------
Class B Shares                      31.56        30.46         25.39              35.40                 12.85
---------------------------------------------------------------------------------------------------------------
Class C Shares                      31.61        30.53         25.46              35.42                 12.87
---------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES


                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
12/20/83-12/31/84                  $12.65       $13.21           --            $   1.0800               13.72%
---------------------------------------------------------------------------------------------------------------
1985                                13.21        14.97         $0.1950             0.8850               22.36
---------------------------------------------------------------------------------------------------------------
1986                                14.97        15.04          1.1380             0.6830               12.68
---------------------------------------------------------------------------------------------------------------
1987                                15.04        12.05          2.3027             0.7366               (3.16)
---------------------------------------------------------------------------------------------------------------
1988                                12.05        13.67           --                0.5120               17.83
---------------------------------------------------------------------------------------------------------------
1989                                13.67        16.32          0.1675             0.5178               24.59
---------------------------------------------------------------------------------------------------------------
1990                                16.32        15.85           --                0.3030               (1.01)
---------------------------------------------------------------------------------------------------------------
1991                                15.85        21.17           --                0.2526               35.34
---------------------------------------------------------------------------------------------------------------
1992                                21.17        21.74           --                0.2432                3.90
---------------------------------------------------------------------------------------------------------------
1993                                21.74        20.86          0.0310             0.2818               (2.59)
---------------------------------------------------------------------------------------------------------------
1994                                20.86        18.18          1.2111             0.2417               (5.87)
---------------------------------------------------------------------------------------------------------------
1995                                18.18        22.39          1.5085             0.2475               33.21
---------------------------------------------------------------------------------------------------------------
1996                                22.39        24.37          3.0247             0.2584               23.46
---------------------------------------------------------------------------------------------------------------
1997                                24.37        29.29          2.6664             0.2064               31.86
---------------------------------------------------------------------------------------------------------------
01/01/98-02/28/98                   29.29        31.70           --                --                    8.23
---------------------------------------------------------------------------------------------------------------
                                                Totals:      $ 12.2449         $   6.4490
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 02/28/98:          567.68%
---------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
07/01/91-12/31/91                  $18.04       $21.14           --            $   0.1074               17.85%
---------------------------------------------------------------------------------------------------------------
1992                                21.14        21.69           --                0.0992                3.09
---------------------------------------------------------------------------------------------------------------
1993                                21.69        20.82         $0.0310             0.1193               (3.31)
---------------------------------------------------------------------------------------------------------------
1994                                20.82        18.15          1.2111             0.0768               (6.62)
---------------------------------------------------------------------------------------------------------------
1995                                18.15        22.35          1.5085             0.0715               32.18
---------------------------------------------------------------------------------------------------------------
1996                                22.35        24.32          3.0247             0.0643               22.55
---------------------------------------------------------------------------------------------------------------
1997                                24.32        29.20          2.6508             0.0044               30.79
---------------------------------------------------------------------------------------------------------------
01/01/98-02/28/98                   29.20        31.56           --                --                    8.08
---------------------------------------------------------------------------------------------------------------
                                                Totals:        $8.4261         $   0.5429
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 02/28/98:          152.41%
---------------------------------------------------------------------------------------------------------------

(1)Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER GROWTH & INCOME FUND

PERFORMANCE RESULTS(UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
07/02/92-12/31/92                  $19.96       $21.75           --            $   0.1160                9.58%
---------------------------------------------------------------------------------------------------------------
1993                                21.75        20.87         $0.0310             0.1308               (3.30)
---------------------------------------------------------------------------------------------------------------
1994                                20.87        18.20          1.2111             0.0756               (6.61)
---------------------------------------------------------------------------------------------------------------
1995                                18.20        22.42          1.5085             0.0728               32.21
---------------------------------------------------------------------------------------------------------------
1996                                22.42        24.39          3.0247             0.0781               22.55
---------------------------------------------------------------------------------------------------------------
1997                                24.39        29.24          2.6664             0.0318               30.77
---------------------------------------------------------------------------------------------------------------
01/01/98-02/28/98                   29.24        31.61           --                --                    8.11
---------------------------------------------------------------------------------------------------------------
                                                Totals:        $8.4417         $   0.5051
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 02/28/98:          126.66%
---------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included.

AVERAGE ANNUAL TOTAL RETURN

                                    % RETURN WITHOUT DEDUCTING           % RETURN AFTER DEDUCTING
                                       MAXIMUM SALES CHARGE                MAXIMUM SALES CHARGE
                                ----------------------------------  ----------------------------------
CLASS                               A*         B**         C***         A*         B**         C***
------------------------------------------------------------------------------------------------------
Twelve Months Ended 03/31/98        46.87%      45.73%      45.73%      40.29%      40.73%      44.73%
------------------------------------------------------------------------------------------------------
Five Years Ended 03/31/98           17.79       16.87       16.89       16.72       16.65       16.89
------------------------------------------------------------------------------------------------------
Ten Years Ended 03/31/98            15.60         N/A         N/A       15.07         N/A         N/A
------------------------------------------------------------------------------------------------------
Commencement of Operations
  Through 03/31/98+                 14.55       15.41       16.13       14.18       15.41       16.13
------------------------------------------------------------------------------------------------------

 * Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

 ** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

 + Commencement of operations dates are December 20, 1983, July 1, 1991 and July
   2, 1992 for Class A, Class B and Class C shares, respectively.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the six months ended February 28, 1998, and since inception, February 12, 1992 through February 28, 1998, Class Y shares had a total return of 13.48% and 129.74%, respectively. For the year ended March 31, 1998 and since inception through March 31, 1998, Class Y shares have an average annual total return of 47.24% and 15.31%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER GROWTH FUND

PERFORMANCE RESULTS(UNAUDITED)

                                             NET ASSET VALUE                          TOTAL RETURN(1)
                                 ----------------------------------------   -----------------------------------
                                                                             12 MONTHS ENDED       6 MONTHS
                                  02/28/98     08/31/97       02/28/97          02/28/98        ENDED 02/28/98
---------------------------------------------------------------------------------------------------------------
Class A Shares                     $23.29       $25.94       $ 24.19              28.57%                19.90%
---------------------------------------------------------------------------------------------------------------
Class B Shares                      21.48        24.51         22.94              27.63                 19.46
---------------------------------------------------------------------------------------------------------------
Class C Shares                      21.72        24.71         23.13              27.64                 19.47
---------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES


                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
03/18/85-12/31/85                   $9.15       $10.55           --            $   0.1275               16.87%
---------------------------------------------------------------------------------------------------------------
1986                                10.55        10.86         $0.4064             0.1042                7.64
---------------------------------------------------------------------------------------------------------------
1987                                10.86         9.81          1.4051             0.0847                4.34
---------------------------------------------------------------------------------------------------------------
1988                                 9.81        11.87           --                0.1011               22.05
---------------------------------------------------------------------------------------------------------------
1989                                11.87        14.79          1.1520             --                   34.27
---------------------------------------------------------------------------------------------------------------
1990                                14.79        12.98          0.4625             0.1625               (7.72)
---------------------------------------------------------------------------------------------------------------
1991                                12.98        18.53          0.6003             0.0072               47.61
---------------------------------------------------------------------------------------------------------------
1992                                18.53        18.66          0.6235             --                    4.15
---------------------------------------------------------------------------------------------------------------
1993                                18.66        21.14          1.0734             --                   19.17
---------------------------------------------------------------------------------------------------------------
1994                                21.14        18.81          0.0258             --                  (10.90)
---------------------------------------------------------------------------------------------------------------
1995                                18.81        23.12          1.8440             --                   33.02
---------------------------------------------------------------------------------------------------------------
1996                                23.12        24.24          2.1056             --                   14.11
---------------------------------------------------------------------------------------------------------------
1997                                24.24        21.24          6.7819             --                   17.01
---------------------------------------------------------------------------------------------------------------
01/01/98-02/28/98                   21.24        23.29           --                --                    9.65
---------------------------------------------------------------------------------------------------------------
                                                Totals:      $ 16.4805         $   0.5872
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 02/28/98:          531.10%
---------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
07/01/91-12/31/91                  $15.63       $18.47         $0.6003         $   0.0037               22.18%
---------------------------------------------------------------------------------------------------------------
1992                                18.47        18.44          0.6235             --                    3.30
---------------------------------------------------------------------------------------------------------------
1993                                18.44        20.71          1.0734             --                   18.26
---------------------------------------------------------------------------------------------------------------
1994                                20.71        18.28          0.0258             --                  (11.61)
---------------------------------------------------------------------------------------------------------------
1995                                18.28        22.22          1.8440             --                   31.95
---------------------------------------------------------------------------------------------------------------
1996                                22.22        23.02          2.1056             --                   13.24
---------------------------------------------------------------------------------------------------------------
1997                                23.02        19.62          6.7819             --                   16.17
---------------------------------------------------------------------------------------------------------------
01/01/98-02/28/98                   19.62        21.48           --                --                    9.48
---------------------------------------------------------------------------------------------------------------
                                                Totals:      $ 13.0545         $   0.0037
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 02/28/98:          151.77%
---------------------------------------------------------------------------------------------------------------

(1)Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included.

The data above represents past performance of the Fund's shares which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER GROWTH FUND

PERFORMANCE RESULTS(UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
07/02/92-12/31/92                  $17.04       $18.57         $0.6235             --                   12.73%
---------------------------------------------------------------------------------------------------------------
1993                                18.57        20.85          1.0734             --                   18.19
---------------------------------------------------------------------------------------------------------------
1994                                20.85        18.41          0.0258             --                  (11.58)
---------------------------------------------------------------------------------------------------------------
1995                                18.41        22.40          1.8440             --                   32.00
---------------------------------------------------------------------------------------------------------------
1996                                22.40        23.21          2.1056             --                   13.18
---------------------------------------------------------------------------------------------------------------
1997                                23.21        19.83          6.7819             --                   16.13
---------------------------------------------------------------------------------------------------------------
01/01/98-02/28/98                   19.83        21.72           --                --                    9.53
---------------------------------------------------------------------------------------------------------------
                                                Totals:      $ 12.4542             --
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 02/28/98:          123.86%
---------------------------------------------------------------------------------------------------------------

 (1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included.

AVERAGE ANNUAL TOTAL RETURN

                                    % RETURN WITHOUT DEDUCTING           % RETURN AFTER DEDUCTING
                                       MAXIMUM SALES CHARGE                MAXIMUM SALES CHARGE
                                ----------------------------------  ----------------------------------
CLASS                               A*         B**         C***         A*         B**         C***
------------------------------------------------------------------------------------------------------
Twelve Months Ended 03/31/98      44.07  %    42.99  %    42.98  %    37.61  %    37.99  %    41.98  %
------------------------------------------------------------------------------------------------------
Five Years Ended 03/31/98         16.32       15.42       15.40       15.26       15.19       15.40
------------------------------------------------------------------------------------------------------
Ten Years Ended 03/31/98          16.59        N/A         N/A        16.06        N/A         N/A
------------------------------------------------------------------------------------------------------
Commencement of Operations
  Through 03/31/98+               15.56       15.41       15.93       15.16       15.41       15.93
------------------------------------------------------------------------------------------------------

 * Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

 ** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

 + Commencement of operations dates are March 18, 1985, July 1, 1991 and July 2,
   1992 for Class A, Class B and Class C shares, respectively.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the six months ended February 28, 1998 and since inception, August 26, 1991 through February 28, 1998, Class Y shares had a total return of 20.00% and 145.77%, respectively. For the year ended March 31, 1998 and since inception through March 31, 1998, Class Y shares have an average annual total return of 44.46% and 15.38%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER GROWTH & INCOME FUND

PORTFOLIO OF INVESTMENTS                            FEBRUARY 28, 1998(UNAUDITED)

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------
COMMON STOCKS--83.36%
AGRICULTURE, FOOD & BEVERAGE--0.50%
   120,000       Quaker Oats Company...........   $   6,465,000
                                                  -------------
AIRLINES--1.93%
    76,500       Alaska Air Group Incorporated*
                   (1).........................       4,212,281
    71,100       AMR Corporation*..............       8,998,594
    94,000       Continental Airlines
                   Incorporated*...............       4,723,500
   110,800       US Airways Group,
                   Incorporated*...............       7,015,025
                                                  -------------
                                                     24,949,400
                                                  -------------
APPAREL, RETAIL--1.05%
   350,000       TJX Companies, Incorporated...      13,518,750
                                                  -------------
APPAREL, TEXTILES--0.36%
    88,000       Westpoint Stevens
                   Incorporated*...............       4,697,000
                                                  -------------
BANKS--5.22%
   148,700       Bank of New York Company
                   Incorporated................       8,708,244
   145,000       BankAmerica Corporation.......      11,237,500
    75,000       BB & T Corporation............       4,654,688
   193,000       First Union Corporation.......      10,168,687
    51,500       Greenpoint Financial
                   Corporation.................       3,823,875
   186,200       Norwest Corporation...........       7,622,563
   170,600       The Chase Manhattan
                   Corporation.................      21,165,062
                                                  -------------
                                                     67,380,619
                                                  -------------
CHEMICALS--1.25%
    99,000       Dow Chemical Company..........       9,058,500
   115,300       DuPont (E.I.) de Nemours &
                   Company.....................       7,069,331
                                                  -------------
                                                     16,127,831
                                                  -------------
COMPUTER HARDWARE--4.70%
    88,500       CHS Electronics
                   Incorporated*...............       1,825,313
   187,500       Cisco Systems,
                   Incorporated*...............      12,351,562
   600,000       Compaq Computer Corporation...      19,237,500
   135,000       Dell Computer Corporation*....      18,883,125
    80,000       International Business
                   Machines....................       8,355,000
                                                  -------------
                                                     60,652,500
                                                  -------------
COMPUTER SOFTWARE--1.82%
   273,200       Cadence Design Systems
                   Incorporated*...............       9,544,925
    47,900       Computer Associates
                   International
                   Incorporated................       2,257,288
    74,500       Network Associates
                   Incorporated* (1)...........       4,814,562
   130,000       Sterling Software
                   Incorporated*...............       6,849,375
                                                  -------------
                                                     23,466,150
                                                  -------------

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

CONSTRUCTION, REAL PROPERTY--2.97%
    92,000       Cabot Industrial Trust*.......   $   1,966,500
    65,000       Chelsea GCA Realty
                   Incorporated................       2,429,375
   161,500       Cornerstone Properties
                   Incorporated................       2,886,813
   160,000       Crescent Real Estate
                   Equities....................       5,450,000
   127,500       Equity Residential Properties
                   Trust.......................       6,112,031
    98,000       Glimcher Reality Trust........       2,205,000
   161,000       Lafarge Corporation...........       5,403,562
   134,525       Starwood Lodging
                   Corporation.................       7,609,070
   107,500       Sunstone Hotel Investors
                   Incorporated................       1,720,000
    59,000       Vornado Realty Trust..........       2,503,813
                                                  -------------
                                                     38,286,164
                                                  -------------
CONSUMER DURABLES--1.55%
   157,700       Furniture Brands International
                   Incorporated*...............       4,317,037
    94,000       HON Industries,
                   Incorporated................       6,180,500
   101,200       Interface Incorporated........       3,870,900
    92,900       Miller Herman Incorporated....       5,690,125
                                                  -------------
                                                     20,058,562
                                                  -------------
DEFENSE/AEROSPACE--4.96%
   194,350       AAR Corporation...............       5,903,381
   200,000       Allied-Signal, Incorporated...       8,512,500
   229,320       Boeing Company................      12,440,610
   130,000       Lockheed Martin Corporation...      15,169,375
   268,200       Loral Space Communications*...       6,855,863
   100,000       Precision Castparts
                   Corporation.................       5,543,750
    74,000       Thiokol Corporation...........       7,076,250
    80,000       Tracor Incorporated*..........       2,450,000
                                                  -------------
                                                     63,951,729
                                                  -------------
DIVERSIFIED RETAIL--2.73%
   172,625       Dayton Hudson Corporation.....      13,346,070
   179,500       Federated Department Stores,
                   Incorporated*...............       8,414,062
   179,400       Meyer (Fred) Incorporated*
                   (1).........................       7,972,088
   160,000       Proffitts Incorporated*.......       5,420,000
                                                  -------------
                                                     35,152,220
                                                  -------------
DRUGS & MEDICINE--4.74%
    92,300       American Home Products
                   Corporation.................       8,653,125
    43,700       Amerisource Health
                   Corporation*................       2,556,450
   111,000       Bergen Brunswig Corporation...       4,995,000
    75,000       Bristol-Myers Squibb
                   Company.....................       7,514,062
   125,500       ICN Pharmaceuticals
                   Incorporated................       7,247,625
   200,000       Schering-Plough Corporation...      15,212,500
    55,000       Warner Lambert Company........       8,043,750

PAINEWEBBER GROWTH & INCOME FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

COMMON STOCKS (CONTINUED)
DRUGS & MEDICINE (CONCLUDED)

   192,000       Watson Pharmaceuticals,
                   Incorporated*...............   $   6,888,000
                                                  -------------
                                                     61,110,512
                                                  -------------
ELECTRICAL EQUIPMENT--2.40%
   175,000       Digital Microwave
                   Corporation*................       3,215,625
    75,000       Honeywell, Incorporated.......       5,943,750
   126,000       Johnson Controls,
                   Incorporated................       7,000,875
   125,500       KLA Instruments
                   Incorporated*...............       5,792,609
   200,000       SCI Systems Incorporated*.....       9,000,000
                                                  -------------
                                                     30,952,859
                                                  -------------
ELECTRICAL POWER--0.51%
    84,800       General Electric Company......       6,593,200
                                                  -------------
ENERGY RESERVES & PRODUCTION--2.14%
   115,000       Mobil Corporation.............       8,330,312
   148,800       Royal Dutch Petroleum
                   Company.....................       8,081,700
   200,000       Texaco, Incorporated..........      11,162,500
                                                  -------------
                                                     27,574,512
                                                  -------------
ENTERTAINMENT--0.36%
   150,000       CBS Corporation...............       4,640,625
                                                  -------------
ENVIRONMENTAL SERVICES--0.37%
   114,500       USA Waste Services
                   Incorporated*...............       4,766,063
                                                  -------------
FINANCIAL SERVICES--1.19%
    43,800       American Express Company......       3,944,738
    95,000       CIT Group, Incorporated*......       3,135,000
   201,000       SLM Holding Corporation.......       8,303,812
                                                  -------------
                                                     15,383,550
                                                  -------------
FOREST PRODUCTS, PAPER--0.88%
   250,000       Fort James Corporation........      11,343,750
                                                  -------------
FOOD RETAIL--1.10%
   175,000       Kroger Company*...............       7,393,750
   196,000       Safeway Incorporated*.........       6,835,500
                                                  -------------
                                                     14,229,250
                                                  -------------
FREIGHT, AIR, SEA & LAND--0.84%
   300,000       Airborne Freight
                   Corporation.................      10,856,250
                                                  -------------
GAS UTILITY--1.69%
   125,000       Columbia Gas System,
                   Incorporated................       9,539,062
   111,800       MCN Corporation...............       4,115,638
   110,500       New York State Electric & Gas
                   Corporation.................       4,150,656
  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

GAS UTILITY (CONCLUDED)

   111,000       Utilicorp United
                   Incorporated................   $   3,996,000
                                                  -------------
                                                     21,801,356
                                                  -------------
HEAVY MACHINERY--1.15%
   128,000       Agco Corporation..............       3,600,000
   200,000       Deere & Company...............      11,225,000
                                                  -------------
                                                     14,825,000
                                                  -------------
HOTELS--0.89%
   200,000       Hilton Hotels Corporation.....       5,962,500
   195,000       Host Marriott Corporation*....       3,863,438
    90,000       Prime Hospitality
                   Corporation*................       1,710,000
                                                  -------------
                                                     11,535,938
                                                  -------------
HOUSEHOLD PRODUCTS--0.28%
   147,800       Viad Corporation..............       3,574,913
                                                  -------------
INDUSTRIAL PARTS--5.12%
   123,900       Aeroquip-Vickers
                   Incorporated................       7,193,944
   117,000       American Standard Companies,
                   Incorporated*...............       5,206,500
   112,000       Black & Decker Corporation....       5,642,000
   146,000       Case Corporation..............       9,499,125
   150,000       Crane Company.................       7,350,000
    69,000       Lucasvarity Plc, ADR..........       2,596,125
   250,000       Mettler-Toledo International
                   Incorporated*...............       4,875,000
   170,400       Parker-Hannifin Corporation...       7,944,900
   175,700       United Technologies
                   Corporation.................      15,692,206
                                                  -------------
                                                     65,999,800
                                                  -------------
INDUSTRIAL SERVICES/SUPPLIES--1.08%
   110,900       Cendant Corporation*..........       4,158,750
   205,800       Ingersoll Rand Company........       9,801,225
                                                  -------------
                                                     13,959,975
                                                  -------------
INFORMATION & COMPUTER SERVICES--0.29%
    98,300       Valassis Communications
                   Incorporated*...............       3,747,688
                                                  -------------
LIFE INSURANCE--2.62%
    35,500       CIGNA Corporation.............       6,780,500
   150,000       Conseco Incorporated..........       7,040,625
    74,000       Protective Life Corporation...       5,115,250
   200,000       Reliastar Financial
                   Corporation.................       9,512,500
   118,200       SunAmerica Incorporated.......       5,355,937
                                                  -------------
                                                     33,804,812
                                                  -------------

PAINEWEBBER GROWTH & INCOME FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

COMMON STOCKS (CONTINUED)

LONG DISTANCE & PHONE COMPANIES--1.28%
   100,000       Bell Atlantic Corporation.....   $   8,975,000
   100,000       SBC Communications,
                   Incorporated................       7,562,500
                                                  -------------
                                                     16,537,500
                                                  -------------
MANUFACTURING--HIGH TECHNOLOGY--0.69%
    95,600       ASM Lithography Holdings
                   N.V.*.......................       8,926,650
                                                  -------------
MEDICAL PRODUCTS--1.80%
   202,500       Tenet Healthcare
                   Corporation*................       7,555,781
   308,050       Tyco International Limited....      15,633,538
                                                  -------------
                                                     23,189,319
                                                  -------------
MEDICAL PROVIDERS--0.96%
   100,000       Lincare Holdings
                   Incorporated*...............       6,490,625
   100,000       Wellpoint Health Networks
                   Incorporated*...............       5,843,750
                                                  -------------
                                                     12,334,375
                                                  -------------
MINING & METALS--0.84%
   132,500       Ispat International N.V.*.....       3,262,813
   118,200       Martin Marietta Materials
                   Incorporated................       4,498,987
   152,900       Wyman Gordon Company*.........       3,058,000
                                                  -------------
                                                     10,819,800
                                                  -------------
MOTOR VEHICLES AND PARTS--2.99%
   147,800       Borg Warner Automotive
                   Incorporated................       8,664,775
   238,500       Chrysler Corporation..........       9,286,594
   169,700       Ford Motor Company............       9,598,656
   125,000       Lear Corporation*.............       6,609,375
    73,900       Magna International
                   Incorporated................       4,470,950
                                                  -------------
                                                     38,630,350
                                                  -------------
OIL REFINING--1.87%
    78,800       British Petroleum, Plc ADR....       6,515,775
   100,000       Coastal Corporation...........       6,362,500
   185,900       USX-Marathon Group............       6,425,169
   152,000       YPF Sociedad Anonima, ADR.....       4,807,000
                                                  -------------
                                                     24,110,444
                                                  -------------
OIL SERVICES--1.42%
    57,000       Camco International
                   Incorporated................       3,334,500
    96,000       Ensco International
                   Incorporated................       2,796,000
   100,000       Halliburton Company...........       4,650,000
   100,000       Schlumberger Limited..........       7,537,500
                                                  -------------
                                                     18,318,000
                                                  -------------
  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

OTHER INSURANCE--5.17%
   125,000       ACE Limited...................   $  12,359,375
   200,971       Allstate Corporation..........      18,740,546
    85,500       American International Group
                   Incorporated................      10,276,031
   111,000       Everest Reinsurance Holdings
                   Incorporated................       4,093,125
    73,900       EXEL Limited..................       4,891,256
    73,900       Fremont General Corporation...       4,337,006
    45,000       Loews Corporation.............       4,514,063
   110,300       Old Republic International
                   Corporation.................       4,653,281
    59,100       Orion Capital Corporation.....       2,884,819
                                                  -------------
                                                     66,749,502
                                                  -------------
PUBLISHING--0.88%
   111,000       Meredith Corporation..........       4,766,063
   100,000       New York Times Company, Class
                   A...........................       6,543,750
                                                  -------------
                                                     11,309,813
                                                  -------------
RAILROADS--0.36%
    93,500       Trinity Industries
                   Incorporated................       4,698,375
                                                  -------------
SECURITIES & ASSET MANAGEMENT--1.98%
    75,500       Lehman Brothers Holdings
                   Incorporated................       4,761,219
   168,000       Morgan Stanley, Dean Witter,
                   Discover & Company..........      11,707,500
   161,600       Travelers Group
                   Incorporated................       9,009,200
                                                  -------------
                                                     25,477,919
                                                  -------------
SEMICONDUCTOR--1.53%
   325,000       Applied Materials,
                   Incorporated*...............      11,964,063
   164,900       Integrated Process Equipment
                   Corporation*................       3,050,650
   200,000       National Semiconductor
                   Corporation*................       4,775,000
                                                  -------------
                                                     19,789,713
                                                  -------------
SPECIALTY, RETAIL--2.53%
   224,700       Claire's Stores
                   Incorporated................       4,044,600
   219,335       Dollar General Corporation....      10,116,827
   100,000       Home Depot Incorporated.......       6,381,250
   275,400       Office Depot Incorporated*....       7,590,712
   160,000       Zale Corporation*.............       4,450,000
                                                  -------------
                                                     32,583,389
                                                  -------------
THRIFT--0.57%
   116,795       Ahmanson, H F & Company.......       7,292,388
                                                  -------------

PAINEWEBBER GROWTH & INCOME FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------
COMMON STOCKS (CONCLUDED)
TOBACCO--1.80%
   375,000       Philip Morris Companies
                   Incorporated................   $  16,289,062
   200,000       RJR Nabisco Holdings
                   Corporation.................       6,912,500
                                                  -------------
                                                     23,201,562
                                                  -------------
Total Common Stocks (cost--$770,380,486).......   1,075,375,077
                                                  -------------
PREFERRED STOCKS--3.27%
AGRICULTURE, FOOD & BEVERAGE--0.25%
    49,000       Ralston Purina Company........       3,148,250
                                                  -------------
BANKS--0.93%
   108,800       Banco Commercial Portugues
                   International Limited.......      11,968,000
                                                  -------------
FINANCIAL SERVICES--0.26%
    53,000       Devon Financing Trust#........       3,385,375
                                                  -------------

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

FOREST PRODUCTS, PAPER--0.40%
   102,000       International Paper Capital
                   Trust#......................   $   5,202,000
                                                  -------------
INDUSTRIAL PARTS--0.71%
   158,000       Federal Mogul Financing
                   Trust#......................       9,124,500
                                                  -------------
OIL REFINING--0.29%
    60,000       Tosco Financing Trust#........       3,787,500
                                                  -------------
OIL SERVICES--0.21%
    63,000       Evi Incorporated#.............       2,732,625
                                                  -------------
WIRELESS TELECOMMUNICATIONS--0.22%
    37,500       ICG Communications#...........       2,817,188
                                                  -------------
Total Preferred Stocks (cost--$31,491,183).....      42,165,438
                                                  -------------

  PRINCIPAL
   AMOUNT                                           MATURITY         INTEREST
    (000)                                             DATES            RATES
-------------                                     -------------    -------------
CONVERTIBLE BONDS--1.29%
COMPUTER SOFTWARE--0.01%
  $    200       HNC Software Incorporated.....        03/01/03            4.750%         200,000
                                                                                    -------------
FINANCIAL SERVICES--0.08%
       980       Bell Atlantic Financial.......        04/01/03            5.750        1,010,625
                                                                                    -------------
LONG DISTANCE & PHONE COMPANIES--0.16%
                 Telephone Save Holdings
     1,800         Incorporated#...............        09/15/02            4.500        2,144,250
                                                                                    -------------
MEDICAL PROVIDERS--0.42%
     4,700       Omnicare, Incorporated#.......        12/01/07            5.000        5,399,125
                                                                                    -------------
SPECIALTY, RETAIL--0.45%
     4,000       Home Depot Incorporated.......        10/01/01            3.250        5,795,000
                                                                                    -------------
WIRELESS TELECOMMUNICATIONS--0.17%
                 SmarTalk Teleservices
     1,725         Incorporated#...............        09/15/04            5.750        2,147,625
                                                                                    -------------
Total Convertible Bonds (cost--$13,405,000)....                                        16,696,625
                                                                                    -------------

U.S. GOVERNMENT OBLIGATIONS--0.08%
 1,000           United States Treasury Bills
                   (cost--$995,564)............        04/02/98            4.990@         995,564
                                                                                    -------------

PAINEWEBBER GROWTH & INCOME FUND

  PRINCIPAL                                         MATURITY         INTEREST
AMOUNT (000)                                          DATES            RATES            VALUE
-------------                                     -------------    -------------    -------------

REPURCHASE AGREEMENTS--11.89%
  $ 38,346       Repurchase agreement dated
                   02/27/98 with Dresdner
                   Securities (U.S.A.),
                   Incorporated, collateralized
                   by $35,857,000 U.S. Treasury
                   Notes, 7.000% due 07/15/06
                   (value--$39,113,174);
                   proceeds $38,363,895........        03/02/98           5.600%    $  38,346,000
    38,346       Repurchase agreement dated
                   02/27/98 with First Chicago
                   National Bank,
                   collateralized by
                   $36,135,000 U.S. Treasury
                   Notes, 7.500% due 11/15/01
                   (value--$39,119,751);
                   proceeds: $38,363,959.......        03/02/98           5.620        38,346,000
    38,347       Repurchase agreement dated
                   02/27/98 with State Street
                   Bank & Trust Company,
                   collateralized by
                   $35,160,000 U.S. Treasury
                   Bonds, 7.875% due 11/15/07
                   (value--$39,115,500);
                   proceeds: $38,364,799.......        03/02/98           5.570        38,347,000
    38,346       Repurchase agreement dated
                   02/27/98 with Zions Bancorp,
                   collateralized by
                   $33,870,000
                   U.S. Treasury Bonds, 7.250%
                   due 05/15/16
                   (value--$39,041,949);
                   proceeds: $38,363,959.......        03/02/98           5.620        38,346,000
                                                                                    -------------
Total Repurchase Agreements (cost--$153,385,000)................................      153,385,000
                                                                                    -------------
Total Investments (cost--$969,657,233)--99.89%..................................    1,288,617,704
                                                                                        1,400,756
Other assets in excess of liabilities--0.11%....................................
                                                                                    -------------
Net Assets--100.00%.............................................................    $1,290,018,460
                                                                                    -------------
                                                                                    -------------

-------------

*   Non-Income producing security

# Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers

(1)  Security, or portion thereof was on loan at February 28, 1998

@  Interest rate shown are discount rates at date of purchase

ADR American Depositary Receipt

WRITTEN OPTIONS

                                                NUMBER OF    UNDERLYING    EXPIRATION    EXERCISE
                                                 OPTIONS      CONTRACT        DATE         PRICE       VALUE
                                               -----------  -------------  -----------  -----------  ---------
                                                                CIGNA
Call.........................................         170    Corporation       Mar 98    $     180   $ 195,500
                                                             Ford Motor
Call.........................................         850      Company         Mar 98           50     541,875
                                                                                                     ---------
Total Written Options (Premiums
 Received--$283,860).........................                                                        $ 737,375
                                                                                                     ---------
                                                                                                     ---------

                 See accompanying notes to financial statements

PAINEWEBBER GROWTH FUND

PORTFOLIO OF INVESTMENTS                            FEBRUARY 28, 1998(UNAUDITED)

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------
COMMON STOCKS--93.45%
AGRICULTURE, FOOD & BEVERAGE--0.42%
       50,000    Coca Cola Enterprises.........   $   1,653,125
                                                  -------------
AIRLINES--1.81%
       87,000    Alaska Air Group Incorporated*
                   (1).........................       4,812,187
       18,000    AMR Corporation*..............       2,278,125
                                                  -------------
                                                      7,090,312
                                                  -------------
BANKS--0.99%
       20,500    BankAmerica Corporation.......       1,588,750
       75,000    Dime Bancorp Incorporated.....       2,287,500
                                                  -------------
                                                      3,876,250
                                                  -------------
CABLE--0.66%
       50,000    USA Networks, Incorporated*...       2,575,000
                                                  -------------
CHEMICALS--2.54%
      100,000    Cytec Industries
                   Incorporated*...............       4,893,750
       75,000    Sealed Air Corporation* (1)...       5,048,437
                                                  -------------
                                                      9,942,187
                                                  -------------
COMPUTER HARDWARE--5.85%
       40,000    Box Hill Systems
                   Corporation*................         455,000
       97,500    Cisco Systems,
                   Incorporated*...............       6,422,812
       97,500    Compaq Computer Corporation...       3,126,094
       52,000    Dell Computer Corporation*....       7,270,250
      100,000    EMC Corporation*..............       3,825,000
       37,500    Sun Microsystems
                   Incorporated*...............       1,785,938
                                                  -------------
                                                     22,885,094
                                                  -------------
COMPUTER SOFTWARE--6.78%
       60,000    Baan Company, N.V.* (1).......       2,700,000
       15,000    BMC Software Incorporated*....       1,147,500
      100,000    Cadence Design Systems
                   Incorporated* (1)...........       3,493,750
       29,500    Computer Associates
                   International
                   Incorporated................       1,390,188
       20,000    Compuware Corporation*........         842,500
       30,000    Microsoft Corporation*........       2,542,500
       40,300    Networks Associates
                   Incorporated* (1)...........       2,604,387
       60,000    Oracle Systems Corporation*...       1,477,500
      120,000    Peoplesoft Incorporated*......       5,362,500
      109,000    Sterling Commerce
                   Incorporated*...............       4,973,125
                                                  -------------
                                                     26,533,950
                                                  -------------
CONSTRUCTION, REAL PROPERTY--1.04%
       70,500    Cornerstone Properties
                   Incorporated................       1,260,188

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

CONSTRUCTION, REAL PROPERTY (CONCLUDED)

       50,000    Starwood Lodging
                   Corporation.................   $   2,828,125
                                                  -------------
                                                      4,088,313
                                                  -------------
CONSUMER DURABLES--0.25%
       15,000    HON Industries,
                   Incorporated................         990,000
                                                  -------------
DEFENSE/AEROSPACE--1.25%
      100,000    Kellstrom Industries
                   Incorporated*...............       2,400,000
       45,000    Precision Castparts
                   Corporation.................       2,494,688
                                                  -------------
                                                      4,894,688
                                                  -------------
DIVERSIFIED RETAIL--1.55%
       25,000    Dayton Hudson Corporation.....       1,932,813
       30,000    Federated Department Stores,
                   Incorporated*...............       1,408,125
       80,000    Proffitts Incorporated*.......       2,710,000
                                                  -------------
                                                      6,050,938
                                                  -------------
DRUGS & MEDICINE--5.30%
       60,000    Elan Corporation, plc, ADR*
                   (1).........................       3,723,750
      100,000    Pharmacyclics Incorporated*...       2,612,500
       40,000    Schering-Plough Corporation...       3,042,500
       80,000    Teva Pharmaceutical Industries
                   Limited, ADR................       3,360,000
       50,000    Triangle Pharmaceuticals
                   Incorporated*...............         825,000
      200,000    Watson Pharmaceuticals,
                   Incorporated*...............       7,175,000
                                                  -------------
                                                     20,738,750
                                                  -------------
ELECTRICAL EQUIPMENT--1.45%
       15,000    Lucent Technologies
                   Incorporated................       1,625,625
       50,000    SCI Systems Incorporated*.....       2,250,000
       30,000    Tellabs, Incorporated* (1)....       1,811,250
                                                  -------------
                                                      5,686,875
                                                  -------------
ENTERTAINMENT--4.15%
       50,000    Carnival Corporation..........       2,943,750
      125,000    Cinar Films Incorporated*.....       4,625,000
       83,334    N2K Incorporated* (2).........       1,921,689
      100,000    Time Warner Incorporated......       6,750,000
                                                  -------------
                                                     16,240,439
                                                  -------------
ENVIRONMENTAL SERVICES--1.33%
      150,000    Republic Industries,
                   Incorporated*...............       3,543,750
       40,000    USA Waste Services
                   Incorporated*...............       1,665,000
                                                  -------------
                                                      5,208,750
                                                  -------------

PAINEWEBBER GROWTH FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES--5.10%
       40,000    American Express Company......   $   3,602,500
       61,000    CIT Group, Incorporated*......       2,013,000
       80,000    Federal Home Loan Mortgage
                   Corporation.................       3,780,000
       30,000    Federal National Mortgage
                   Association.................       1,912,500
      135,000    MBNA Corporation (1)..........       4,834,688
       92,500    SLM Holding Corporation.......       3,821,406
                                                  -------------
                                                     19,964,094
                                                  -------------
FOOD RETAIL--1.70%
       25,000    Kroger Company*...............       1,056,250
      160,000    Safeway Incorporated*.........       5,580,000
                                                  -------------
                                                      6,636,250
                                                  -------------
FREIGHT, AIR, SEA & LAND--0.19%
       32,500    C H Robinson Worldwide,
                   Incorporated................         739,375
                                                  -------------
HOTELS--1.04%
      150,000    Extended Stay America,
                   Incorporated*...............       2,100,000
      100,000    Host Marriott Corporation*....       1,981,250
                                                  -------------
                                                      4,081,250
                                                  -------------
INDUSTRIAL PARTS--1.60%
       60,000    Illinois Tool Works,
                   Incorporated................       3,596,250
       30,000    United Technologies
                   Corporation.................       2,679,375
                                                  -------------
                                                      6,275,625
                                                  -------------
INDUSTRIAL SERVICES/SUPPLIES--2.77%
      200,000    Cendant Corporation*..........       7,500,000
       45,000    Ingersoll Rand Company........       2,143,125
      200,000    Staffing Resources,
                   Incorporated* (2)...........       1,200,000
                                                  -------------
                                                     10,843,125
                                                  -------------
INFORMATION & COMPUTER SERVICES--5.13%
      120,000    HBO & Company.................       6,495,000
      130,000    Keane Incorporated*...........       6,045,000
      110,000    Paychex, Incorporated.........       5,678,750
       48,800    Valassis Communications
                   Incorporated*...............       1,860,500
                                                  -------------
                                                     20,079,250
                                                  -------------
LEISURE--1.06%
      135,000    American Skiing Company*......       2,025,000
       50,000    Mattel Incorporated...........       2,115,625
                                                  -------------
                                                      4,140,625
                                                  -------------
  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

LIFE INSURANCE--0.79%
       30,000    Conseco Incorporated..........   $   1,408,125
       37,500    SunAmerica Incorporated.......       1,699,219
                                                  -------------
                                                      3,107,344
                                                  -------------
LONG DISTANCE & PHONE COMPANIES--3.12%
      115,000    Teleport Communications*......       6,281,875
      155,000    WorldCom, Incorporated*.......       5,919,062
                                                  -------------
                                                     12,200,937
                                                  -------------
MANUFACTURING--GENERAL--0.37%
       75,000    Mettler Toledo International
                   Incorporated*...............       1,462,500
                                                  -------------
MANUFACTURING--HIGH TECHNOLOGY--1.54%
       35,000    ASM Lithography Holdings
                   N.V.*.......................       3,268,125
       60,000    KLA-Tencor Corporation*.......       2,769,375
                                                  -------------
                                                      6,037,500
                                                  -------------
MEDIA--6.35%
       76,000    Clear Channel
                   Communications*.............       6,887,500
      105,000    Comcast Corporation, Class A
                   Special.....................       3,675,000
      187,500    Liberty Media Group*..........       5,132,812
      187,500    Outdoor Systems
                   Incorporated*...............       5,589,844
      122,715    Tele-Communications,
                   Incorporated Class A*.......       3,566,405
                                                  -------------
                                                     24,851,561
                                                  -------------
MEDICAL PRODUCTS--1.81%
       30,000    Guidant Corporation...........       2,188,125
       96,266    Tyco International Limited....       4,885,499
                                                  -------------
                                                      7,073,624
                                                  -------------
MEDICAL PROVIDERS--1.41%
       96,500    Phycor Incorporated*..........       2,472,813
       80,000    Service Corporation
                   International...............       3,030,000
                                                  -------------
                                                      5,502,813
                                                  -------------
MINING & METALS--0.83%
       55,000    Ispat International N.V.*.....       1,354,375
       30,000    Phelps Dodge Corporation......       1,905,000
                                                  -------------
                                                      3,259,375
                                                  -------------
MOTOR VEHICLES AND PARTS--0.68%
       50,000    Lear Corporation*.............       2,643,750
                                                  -------------
OIL REFINING--0.24%
       15,000    Coastal Corporation...........         954,375
                                                  -------------

PAINEWEBBER GROWTH FUND

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------
COMMON STOCKS (CONCLUDED)
OIL SERVICES--5.35%
       50,000    BJ Services Corporation*......   $   1,718,750
       45,000    Camco International
                   Incorporated................       2,632,500
       50,000    Dresser Industries,
                   Incorporated................       2,234,375
       50,000    Ensco International
                   Incorporated................       1,456,250
       60,000    EVI, Incorporated*............       2,943,750
      120,000    Global Industries Limited*....       2,070,000
       60,000    Global Marine Incorporated*...       1,391,250
       75,000    Halliburton Company...........       3,487,500
       40,000    Schlumberger Limited..........       3,015,000
                                                  -------------
                                                     20,949,375
                                                  -------------
OTHER INSURANCE--2.93%
       30,000    Allstate Corporation..........       2,797,500
       25,500    American International Group
                   Incorporated................       3,066,375
       50,000    Everest Reinsurance Holdings
                   Incorporated................       1,843,750
       27,500    MGIC Investment Corporation...       2,026,406
       15,000    The Progressive Corporation...       1,738,125
                                                  -------------
                                                     11,472,156
                                                  -------------
PUBLISHING--1.13%
       30,000    Gannett, Incorporated.........       1,936,875
      100,000    Getty Images Incorporated*....       2,500,000
                                                  -------------
                                                      4,436,875
                                                  -------------
SECURITIES & ASSET MANAGEMENT--2.18%
       40,000    Franklin Resources
                   Incorporated................       2,040,000
       15,000    Morgan Stanley, Dean Witter,
                   Discover & Company (1)......       1,045,312
       97,500    Travelers Group
                   Incorporated................       5,435,625
                                                  -------------
                                                      8,520,937
                                                  -------------

  NUMBER OF
   SHARES                                             VALUE
-------------                                     -------------

SEMICONDUCTOR--2.91%
       60,000    Altera Corporation*...........   $   2,587,500
       80,000    Applied Materials,
                   Incorporated* (1)...........       2,945,000
       30,000    Intel Corporation.............       2,688,750
       60,000    National Semiconductor
                   Corporation*................       1,432,500
       30,000    Texas Instruments,
                   Incorporated................       1,736,250
                                                  -------------
                                                     11,390,000
                                                  -------------
SPECIALTY RETAIL--5.83%
       30,000    CDW Computer Centers,
                   Incorporated* (1)...........       2,055,000
       80,000    Costco Companies,
                   Incorporated*...............       3,910,000
      125,000    General Nutrition Companies,
                   Incorporated*...............       4,968,750
       75,000    Home Depot Incorporated.......       4,785,937
       30,000    Rite Aid Corporation..........         971,250
      195,000    Staples, Incorporated*........       4,119,375
       55,000    Walgreen Company..............       2,017,813
                                                  -------------
                                                     22,828,125
                                                  -------------
THRIFT--0.44%
       27,900    Ahmanson, H F & Company.......       1,742,006
                                                  -------------
WIRELESS TELECOMMUNICATIONS--1.58%
       25,000    Airtouch Communications,
                   Incorporated*...............       1,123,438
      150,000    SmarTalk Teleservices,
                   Incorporated* (1)...........       5,043,750
                                                  -------------
                                                      6,167,188
                                                  -------------
Total Common Stocks (cost--$224,432,497).......     365,814,706
                                                  -------------

  PRINCIPAL
AMOUNT (000)                                      MATURITY DATE    INTEREST RATE
-------------                                     -------------    -------------

REPURCHASE AGREEMENTS--6.02%
  $ 11,564       Repurchase agreement dated
                   2/27/98 with Salomon
                   Brothers, Inc.,
                   collateralized by
                   $11,608,000 U.S. Treasury
                   Notes, 9.250% due 8/15/98
                   (value--$11,800,809);
                   proceeds: $11,569,397.......        03/02/98           5.600%       11,564,000

PAINEWEBBER GROWTH FUND

  PRINCIPAL                                         MATURITY         INTEREST
AMOUNT (000)                                          DATES            RATES            VALUE
-------------                                     -------------    -------------    -------------
REPURCHASE AGREEMENTS (CONCLUDED)
  $ 12,000       Repurchase agreement dated
                   2/27/98 with Zions Bancorp
                   Securities, Inc.,
                   collateralized by
                   $11,260,000 U.S. Treasury
                   Notes, 7.000% due 7/15/06
                   (value--$12,248,628);
                   proceeds $12,005,620........        03/02/98           5.620%    $  12,000,000
                                                                                    -------------
Total Repurchase Agreements
  (cost--$23,564,000)..........................                                        23,564,000
                                                                                    -------------

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED--6.95%
REPURCHASE AGREEMENT--2.80%
    10,959       Repurchase agreement dated
                   2/27/98 with Union Bank of
                   Switzerland Inc.,
                   collateralized by
                   $10,893,000 U.S. Treasury
                   Notes, 6.000% due 9/30/98
                   (value--$11,178,941);
                   proceeds $10,964,132
                   (cost--$10,959,000).........        03/02/98           5.620        10,959,000
                                                                                    -------------

  NUMBER OF
   SHARES
-------------
MONEY MARKET FUNDS--4.15%
    8,154,427    Liquid Assets Portfolio.......       8,154,427
    8,001,625    Prime Portfolio...............       8,001,625
      101,696    TempCash Portfolio............         101,696
        1,060    TempFund Portfolio............           1,060
                                                  -------------
Total Money Market Funds (cost $16,258,808)....      16,258,808
                                                  -------------
Total Investments of Cash Collateral for
  Securities Loaned (cost--$27,217,808)........      27,217,808
                                                  -------------
Total Investments
  (cost--$275,214,305)--106.42%................     416,596,514
                                                    (25,122,518)
Liabilities in excess of other
  assets--(6.42)%..............................
                                                  -------------
Net Assets--100.00%............................   $ 391,473,996
                                                  -------------
                                                  -------------

-----------------

*    Non-Income producing security

ADR  American Depositary Receipt

(1)  Security, or portion thereof, was on loan at February 28, 1998

(2)  Illiquid security representing 0.80% of net assets

                 See accompanying notes to financial statements

PAINEWEBBER

STATEMENTS OF ASSETS AND LIABILITIES                FEBRUARY 28, 1998(UNAUDITED)

                                              GROWTH
                                             & INCOME          GROWTH
                                               FUND             FUND
                                           -------------    -------------
ASSETS
Investments in securities, at value
  (cost--$816,272,233 and $224,432,497,
  respectively).........................   $1,135,232,704   $ 365,814,706
Repurchase Agreements
  (cost--$153,385,000 and $23,564,000,
  respectively).........................     153,385,000       23,564,000
Investments of Cash Collateral for
  Securities Loaned (cost--$0 and
  $27,217,808, respectively)............        --             27,217,808
Cash....................................         150,945            8,368
Receivable for shares of beneficial
  interest sold.........................       6,762,375          227,481
Receivable for investments sold.........       2,772,827        3,030,269
Dividends and interest receivable.......       1,556,954          277,369
Deferred organizational expenses........        --                 23,095
Other assets............................         127,148          127,557
                                           -------------    -------------
Total assets............................   1,299,987,953      420,290,653
                                           -------------    -------------
LIABILITIES
Payable for investments purchased.......       5,149,315         --
Collateral for securities loaned........        --             27,217,808
Payable to affiliate....................       2,382,663          734,213
Payable for shares of beneficial
  interest repurchased..................       1,389,469          534,790
Outstanding options written.............         737,375         --
Accrued expenses and other
  liabilities...........................         310,671          329,846
                                           -------------    -------------
Total liabilities.......................       9,969,493       28,816,657
                                           -------------    -------------
NET ASSETS
Beneficial interest--$0.001 par value
  (unlimited amount authorized).........     910,765,710      232,570,904
Accumulated net investment income
  (loss)................................         576,836       (1,046,042)
Accumulated net realized gains from
  investment and options transactions...      60,168,958       18,566,925
Net unrealized appreciation of
  investments and options...............     318,506,956      141,382,209
                                           -------------    -------------
Net assets..............................   $1,290,018,460   $ 391,473,996
                                           -------------    -------------
                                           -------------    -------------
CLASS A:
Net assets..............................   $ 662,969,716    $ 236,329,402
                                           -------------    -------------
Shares outstanding......................      20,913,540       10,145,871
                                           -------------    -------------
Net asset value and redemption value per          $31.70           $23.29
  share.................................   -------------    -------------
                                           -------------    -------------
Maximum offering price per share (net             $33.19           $24.39
  asset value plus sales charge of 4.50%   -------------    -------------
  of offering price)....................   -------------    -------------
CLASS B:
Net assets..............................   $ 420,076,469    $ 105,101,420
                                           -------------    -------------
Shares outstanding......................      13,308,313        4,892,525
                                           -------------    -------------
Net asset value and offering price per            $31.56           $21.48
  share.................................   -------------    -------------
                                           -------------    -------------
CLASS C:
Net assets..............................   $ 141,074,562    $  26,401,320
                                           -------------    -------------
Shares outstanding......................       4,462,503        1,215,691
                                           -------------    -------------
Net asset value and offering price per            $31.61           $21.72
  share.................................   -------------    -------------
                                           -------------    -------------
CLASS Y:
Net assets..............................   $  65,897,713    $  23,641,854
                                           -------------    -------------
Shares outstanding......................       2,079,720          987,402
                                           -------------    -------------
Net asset value, offering price and               $31.69           $23.94
  redemption value per share............   -------------    -------------
                                           -------------    -------------

                 See accompanying notes to financial statements

PAINEWEBBER

STATEMENTS OF OPERATIONS   FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998(UNAUDITED)

                                             GROWTH &
                                            INCOME FUND      GROWTH FUND
                                           -------------    -------------
INVESTMENT INCOME:
Dividends...............................   $   6,641,607    $     718,504
Interest................................       3,676,862          928,209
                                           -------------    -------------
                                              10,318,469        1,646,713
                                           -------------    -------------

EXPENSES:
Investment advisory and
  administration........................       3,757,345        1,374,523
Service fees -- Class A.................         610,076          244,092
Service and distribution fees -- Class
  B.....................................       1,913,126          541,486
Service and distribution fees -- Class
  C.....................................         538,334          125,809
Transfer agency and service fees........         300,803          134,505
Custody and accounting..................         319,624          111,033
Reports and notices to shareholders.....         162,577           48,799
Legal and audit.........................          71,266           41,349
Federal and state registration..........          46,428           38,565
Amortization of organizational
  expenses..............................              --           17,241
Trustees' fees..........................           6,750            6,750
Other expenses..........................           6,137            8,603
                                           -------------    -------------
                                               7,732,466        2,692,755
                                           -------------    -------------
Net investment income (loss)............       2,586,003       (1,046,042)
                                           -------------    -------------

REALIZED AND UNREALIZED GAINS (LOSSES)
  FROM INVESTMENT ACTIVITIES:
Net realized gains from:
    Investment transactions.............      71,233,689       36,879,594
    Options written.....................         103,796         --
Net change in unrealized
  appreciation/depreciation of:
    Investments.........................      66,186,675       31,414,579
    Options written.....................        (453,515)        --
                                           -------------    -------------
NET REALIZED AND UNREALIZED GAINS FROM
  INVESTMENT ACTIVITIES.................     137,070,645       68,294,173
                                           -------------    -------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.......................   $ 139,656,648    $  67,248,131
                                           -------------    -------------
                                           -------------    -------------

                 See accompanying notes to financial statements

PAINEWEBBER GROWTH & INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

                                            FOR THE SIX
                                           MONTHS ENDED     FOR THE YEAR
                                           FEBRUARY 28,         ENDED
                                               1998          AUGUST 31,
                                            (UNAUDITED)         1997
                                           -------------    -------------
FROM OPERATIONS:
Net investment income...................   $  2,586,003     $  3,826,898
Net realized gains from investment and
  options transactions..................     71,337,485       91,716,177
Net change in unrealized
  appreciation/depreciation of
  investments and options...............     65,733,160      169,641,210
                                           -------------    -------------
Net increase in net assets resulting
  from operations.......................    139,656,648      265,184,285
                                           -------------    -------------

DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income -- Class A........     (2,224,099)      (3,008,034)
Net investment income -- Class B........        --              (590,718)
Net investment income -- Class C........        (62,373)        (144,038)
Net investment income -- Class Y........       (290,643)        (369,653)
Net realized gain from investment
  transactions -- Class A...............    (42,191,521)     (34,230,420)
Net realized gain from investment
  transactions -- Class B...............    (32,083,048)     (34,198,889)
Net realized gain from investment
  transactions -- Class C...............     (8,161,061)      (5,668,031)
Net realized gain from investment
  transactions -- Class Y...............     (4,314,878)      (3,062,641)
                                           -------------    -------------
Total dividends and distributions to
  shareholders..........................    (89,327,623)     (81,272,424)
                                           -------------    -------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares....    294,714,949      213,997,367
Cost of shares repurchased..............    (88,932,307)    (143,307,215)
Proceeds from dividends reinvested......     83,700,123       75,746,185
                                           -------------    -------------
Net increase in net assets from
  beneficial interest transactions......    289,482,765      146,436,337
                                           -------------    -------------
Net increase in net assets..............    339,811,790      330,348,198

NET ASSETS:
Beginning of period.....................    950,206,670      619,858,472
                                           -------------    -------------
End of period (including undistributed
  net investment income of $576,836 and
  $567,948, respectively)...............   $1,290,018,460   $950,206,670
                                           -------------    -------------
                                           -------------    -------------

                 See accompanying notes to financial statements

PAINEWEBBER GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

                                            FOR THE SIX
                                           MONTHS ENDED     FOR THE YEAR
                                           FEBRUARY 28,         ENDED
                                               1998          AUGUST 31,
                                            (UNAUDITED)         1997
                                           -------------    -------------
FROM OPERATIONS:
Net investment loss.....................   $ (1,046,042)    $ (2,480,387)
Net realized gains from investment
  transactions..........................     36,879,594       77,089,105
Net change in unrealized
  appreciation/depreciation of
  investments...........................     31,414,579      (18,680,184)
                                           -------------    -------------
Net increase in net assets resulting
  from operations.......................     67,248,131       55,928,534
                                           -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain from investment
  transactions -- Class A...............    (52,257,695)     (17,185,494)
Net realized gain from investment
  transactions -- Class B...............    (28,007,650)     (12,089,644)
Net realized gain from investment
  transactions -- Class C...............     (6,619,090)      (2,625,574)
Net realized gain from investment
  transactions -- Class Y...............     (4,929,080)      (1,819,441)
                                           -------------    -------------
Total distributions to shareholders.....    (91,813,515)     (33,720,153)
                                           -------------    -------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from sale of shares........     23,297,930       41,330,087
Cost of shares repurchased..............    (55,853,769)    (128,802,696)
Proceeds from dividends reinvested......     86,299,181       31,795,483
                                           -------------    -------------
Net increase (decrease) in net assets
  from beneficial interest
  transactions..........................     53,743,342      (55,677,126)
                                           -------------    -------------
Net increase (decrease) in net assets...     29,177,958      (33,468,745)
                                           -------------    -------------

NET ASSETS:
Beginning of period.....................    362,296,038      395,764,783
                                           -------------    -------------
End of period...........................   $391,473,996     $362,296,038
                                           -------------    -------------
                                           -------------    -------------

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  PaineWebber Growth & Income Fund ("Growth & Income Fund") and PaineWebber Growth Fund ("Growth Fund") (collectively, the "Funds") are diversified series of PaineWebber America Fund and PaineWebber Olympus Fund (the "Trusts"), respectively. The two Trusts were organized under separate Declarations of Trust and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as diversified open-end investment companies. Organizational costs have been deferred and are being amortized using the straight line method over a period not to exceed 60 months from the date the Funds commenced operations.

  Currently, each Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan.

  The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

  VALUATION OF INVESTMENTS--Securities which are listed on stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), an asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser, administrator and distributor of the Funds. Securities traded in the over-the-counter ("OTC") market and listed on the Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the last available sale price, or last bid price available if no sale occurs, on Nasdaq prior to the time of valuation. Where market quotations are readily available, debt securities are valued thereon, provided such quotations adequately reflect the fair value of the securities in the judgment of Mitchell Hutchins. When market quotations are not readily available, securities are valued based upon appraisals derived from information concerning those securities or similar securities received from recognized dealers in those securities. All other securities are valued at fair value as determined in good faith by, or under the direction of, each Trust's board of trustees. The amortized cost method of valuation is used to value short-term debt securities with sixty days or less remaining to maturity, unless each Trust's board of trustees determines that this does not represent fair value.

  REPURCHASE AGREEMENTS--Each Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and identified cost of investments.

  Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class specific expenses are charged directly to the applicable class of shares.

  OPTION WRITING--When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

WRITTEN OPTION ACTIVITY

  Transactions in options written for the six months ended February 28, 1998 for the were as follows:

                                              GROWTH & INCOME
                                                    FUND
                                          ------------------------
                                           NUMBER OF
                                            OPTIONS     PREMIUMS
                                          -----------  -----------
Options outstanding at August 31,
  1997..................................      --           --
Options written.........................       1,020    $ 283,860
Options terminated in closing purchase
  transactions..........................      --           --
Options expired.........................      --           --
                                               -----   -----------
Options outstanding at February 28,
  1998..................................       1,020    $ 283,860
                                               -----   -----------
                                               -----   -----------

INVESTMENT ADVISER AND ADMINISTRATOR

  Each Trust's board of trustees has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Funds. In accordance with the Advisory Contracts, Growth & Income Fund and Growth Fund pay Mitchell Hutchins an

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rate of 0.70% and 0.75%, respectively, of each Funds' average daily net assets. At February 28, 1998, Growth & Income Fund and Growth Fund owed Mitchell Hutchins $1,325,698 and $446,890, respectively, in investment advisory and administration fees.

  For the six months ended February 28, 1998, Growth & Income Fund and Growth Fund paid $19,200 and $21,330, respectively, in brokerage commissions to PaineWebber for transactions executed on behalf of the Funds.

DISTRIBUTION PLANS

  Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Funds pay Mitchell Hutchins monthly service fees at the annual rate of up to 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets on Class B and Class C shares. At February 28, 1998, Growth & Income Fund and Growth Fund owed Mitchell Hutchins $1,056,965 and $287,323, respectively, in service and distribution fees.

  Mitchell Hutchins also receives the proceeds of the initial sales charges paid upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares, Mitchell Hutchins has informed each Fund that for the six months ended February 28, 1998, it earned $2,001,880 and $95,636 in sales charges for the Growth & Income Fund and Growth Fund, respectively.

SECURITY LENDING

  Each Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. Each Fund will regain record ownership of loaned securities to exercise certain beneficial rights, however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Each Fund's lending agent is PaineWebber, who received $42,309 and $56,584 for Growth & Income Fund and Growth Fund, respectively, in compensation from the Funds in that capacity for the six months ended February 28, 1998. At February 28, 1998, Growth & Income Fund and Growth Fund owed PaineWebber $8,115 and $9,105, respectively, in compensation.

  At February 28, 1998, the Growth & Income Fund held the following securities having an aggregate value of $12,600,294 (as listed below) and the Growth Fund held cash and/or cash equivalents having an aggregate value of $27,217,808 as collateral for portfolio securities loaned having a market value of $10,900,400 and $27,267,513 for Growth & Income Fund and Growth Fund, respectively.

 PRINCIPAL
  AMOUNT                                                 MATURITY          INTEREST       MARKET
   (000)                                                   DATES            RATES          VALUE
-----------                                          -----------------  --------------  -----------
 $   8,700 U.S. Treasury Inflation Index Notes.....      07/15/02           3.625%      $ 8,697,059
     2,779 U.S. Treasury Bonds.....................  11/15/10-02/15/20  7.250-12.750%     3,903,235
                                                                                        -----------
                                                                                        $12,600,294
                                                                                        -----------
                                                                                        -----------

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

BANK LINE OF CREDIT

  Each Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sale or purchase of portfolio securities, the repurchase or redemption of shares of each Fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, each Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the Funds in the Facility. Interest is charged to each Fund at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended February 28, 1998, the Funds did not borrow under the Facility.

TRANSFER AGENCY SERVICE FEES

  PaineWebber provides transfer agency related services to the Funds pursuant to a delegation of authority from PFPC, Inc., the Funds transfer agent, and is compensated for these services by PFPC, Inc., not the Funds. For the six months ended February 28, 1998, PaineWebber received approximately 57% and 58% of the total transfer agency service fees collected by PFPC, Inc. from Growth & Income Fund and Growth Fund, respectively.

INVESTMENTS IN SECURITIES

  For federal income tax purposes, the cost of securities owned at February 28, 1998 was substantially the same as the cost of securities for financial statement purposes.

  At February 28, 1998, the components of net unrealized appreciation of investments were as follows:

                                                                                           GROWTH &
                                                                                          INCOME FUND    GROWTH FUND
                                                                                         -------------  -------------
Gross appreciation (investments having an excess of value over cost)...................  $ 325,247,359  $ 146,090,578
Gross depreciation (investments having an excess of cost over value)...................     (6,286,888)    (4,708,369)
                                                                                         -------------  -------------
Net unrealized appreciation of investments.............................................  $ 318,960,471  $ 141,382,209
                                                                                         -------------  -------------
                                                                                         -------------  -------------

  For the six months ended February 28, 1998, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                                                                                           GROWTH &
                                                                                          INCOME FUND    GROWTH FUND
                                                                                         -------------  -------------
Purchases..............................................................................  $ 449,195,880  $ 103,739,869
Sales..................................................................................  $ 330,886,552  $ 135,981,886

FEDERAL TAX STATUS

  Each Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to any federal excise tax.

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

BENEFICIAL INTEREST

  There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                        CLASS A                     CLASS B                     CLASS C            CLASS Y
                               --------------------------  --------------------------  -------------------------  ----------
                                 SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT       SHARES
                               -----------  -------------  -----------  -------------  -----------  ------------  ----------
GROWTH & INCOME FUND
SIX MONTHS ENDED
  FEBRUARY 28, 1998:
Shares sold..................    3,250,316  $  97,381,215    3,737,397  $ 111,852,810    1,872,331  $ 55,800,013     981,839
Shares repurchased...........   (1,079,460)   (32,406,087)    (858,138)   (25,641,542)    (454,604)  (13,381,240)   (582,767)
Shares converted from Class B
  to Class A.................    2,922,070     88,793,029   (2,936,104)   (88,793,029)     --            --           --
Dividends reinvested.........    1,383,918     41,526,371      991,533     29,715,205      262,925     7,880,006     152,682
                               -----------  -------------  -----------  -------------  -----------  ------------  ----------
Net increase.................    6,476,844  $ 195,294,528      934,688  $  27,133,444    1,680,652  $ 50,298,779     551,754
                               -----------  -------------  -----------  -------------  -----------  ------------  ----------
                               -----------  -------------  -----------  -------------  -----------  ------------  ----------

YEAR ENDED AUGUST 31, 1997:
Shares sold..................    2,307,087  $  63,242,666    2,807,435  $  76,060,602    1,388,741  $ 37,797,944   1,382,504
Shares repurchased...........   (1,745,153)   (47,397,276)  (2,056,896)   (54,631,207)    (603,592)  (16,266,546)   (935,476)
Shares converted from Class B
  to Class A.................    1,132,783     32,163,441   (1,136,920)   (32,163,441)     --            --           --
Dividends reinvested.........    1,407,846     34,708,280    1,311,787     32,133,297      223,078     5,482,050     138,659
                               -----------  -------------  -----------  -------------  -----------  ------------  ----------
Net Increase.................    3,102,563  $  82,717,111      925,406  $  21,399,251    1,008,227  $ 27,013,448     585,687
                               -----------  -------------  -----------  -------------  -----------  ------------  ----------
                               -----------  -------------  -----------  -------------  -----------  ------------  ----------

GROWTH FUND
SIX MONTHS ENDED
  FEBRUARY 28, 1998:
Shares sold..................       88,690  $   2,236,318       91,643  $   2,046,609      477,464  $ 11,986,143     275,283
Shares repurchased...........     (813,819)   (20,267,413)    (595,828)   (13,566,249)    (589,786)  (14,407,909)   (291,698)
Shares converted from Class B
  to Class A.................      667,505     16,361,244     (715,517)   (16,361,244)     --            --           --
Dividends reinvested.........    2,428,222     49,098,643    1,398,245     26,119,234      325,859     6,152,224     237,202
                               -----------  -------------  -----------  -------------  -----------  ------------  ----------
Net increase (decrease)......    2,370,598  $  47,428,792      178,543  $  (1,761,650)     213,537  $  3,730,458     220,787
                               -----------  -------------  -----------  -------------  -----------  ------------  ----------
                               -----------  -------------  -----------  -------------  -----------  ------------  ----------

YEAR ENDED AUGUST 31, 1997:
Shares sold..................      284,051  $   7,129,522      230,498  $   5,496,399      729,264  $ 17,622,338     440,829
Shares repurchased...........   (2,091,384)   (51,703,276)  (1,484,421)   (34,935,483)  (1,110,236)  (26,634,743)   (614,496)
Shares converted from Class B
  to Class A.................      535,032     13,178,357     (563,869)   (13,178,357)     --            --           --
Dividends reinvested.........      679,736     16,198,119      499,211     11,302,141      108,492     2,475,783      74,998
                               -----------  -------------  -----------  -------------  -----------  ------------  ----------
Net decrease.................     (592,565) $ (15,197,278)  (1,318,581) $ (31,315,300)    (272,480) $ (6,536,622)    (98,669)
                               -----------  -------------  -----------  -------------  -----------  ------------  ----------
                               -----------  -------------  -----------  -------------  -----------  ------------  ----------


                                  AMOUNT
                               ------------
GROWTH & INCOME FUND
SIX MONTHS ENDED
  FEBRUARY 28, 1998:
Shares sold..................  $ 29,680,911
Shares repurchased...........   (17,503,438)
Shares converted from Class B
  to Class A.................       --
Dividends reinvested.........     4,578,541
                               ------------
Net increase.................  $ 16,756,014
                               ------------
                               ------------
YEAR ENDED AUGUST 31, 1997:
Shares sold..................  $ 36,896,155
Shares repurchased...........   (25,012,186)
Shares converted from Class B
  to Class A.................       --
Dividends reinvested.........     3,422,558
                               ------------
Net Increase.................  $ 15,306,527
                               ------------
                               ------------
GROWTH FUND
SIX MONTHS ENDED
  FEBRUARY 28, 1998:
Shares sold..................  $  7,028,860
Shares repurchased...........    (7,612,198)
Shares converted from Class B
  to Class A.................       --
Dividends reinvested.........     4,929,080
                               ------------
Net increase (decrease)......  $  4,345,742
                               ------------
                               ------------
YEAR ENDED AUGUST 31, 1997:
Shares sold..................  $ 11,081,828
Shares repurchased...........   (15,529,194)
Shares converted from Class B
  to Class A.................       --
Dividends reinvested.........     1,819,440
                               ------------
Net decrease.................  $ (2,627,926)
                               ------------
                               ------------

PAINEWEBBER GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                              CLASS A
                                                 ------------------------------------------------------------------
                                                  FOR THE
                                                 SIX MONTHS
                                                   ENDED
                                                  FEBRUARY
                                                    28,                  FOR THE YEARS ENDED AUGUST 31,
                                                    1998      -----------------------------------------------------
                                                 (UNAUDITED)    1997      1996           1995      1994      1993
                                                 ----------   --------  --------       --------  --------  --------
Net asset value, beginning of period..........   $  30.60     $  24.35  $  22.52       $  20.43  $  20.86  $  20.48
                                                 ----------   --------  --------       --------  --------  --------
Net investment income.........................       0.10         0.23      0.22           0.24      0.28      0.28
Net realized and unrealized gains (losses)
  from investments and options................       3.79         9.29      3.46           3.18     (0.41)     0.37
                                                 ----------   --------  --------       --------  --------  --------
Total increase (decrease) from investment
  operations..................................       3.89         9.52      3.68           3.42     (0.13)     0.65
                                                 ----------   --------  --------       --------  --------  --------
Dividends from net investment income..........      (0.12)       (0.25)    (0.34)         (0.12)    (0.27)    (0.27)
Distributions from net realized gain from
  investment transactions.....................      (2.67)       (3.02)    (1.51)         (1.21)    (0.03)    --
                                                 ----------   --------  --------       --------  --------  --------
Total dividends and distributions to
  shareholders................................      (2.79)       (3.27)    (1.85)         (1.33)    (0.30)    (0.27)
                                                 ----------   --------  --------       --------  --------  --------
Net asset value, end of period................   $  31.70     $  30.60  $  24.35       $  22.52  $  20.43  $  20.86
                                                 ----------   --------  --------       --------  --------  --------
                                                 ----------   --------  --------       --------  --------  --------
Total investment return(1)....................      13.32%       42.42%    17.40%         18.30%    (0.58)%     3.15%
                                                 ----------   --------  --------       --------  --------  --------
                                                 ----------   --------  --------       --------  --------  --------
Ratios/Supplemental data:
Net assets, end of period (000's).............   $662,970     $441,699  $276,016       $187,057  $222,432  $359,073
Expenses to average net assets................       1.09%*       1.15%     1.20%(2)       1.19%     1.20%     1.13%
Net investment income to average net assets...       0.83%*       0.88%     0.98%(2)       1.07%     1.29%     1.33%
Portfolio turnover rate.......................         34%          70%      112%           111%       94%       37%
Average commission rate paid(3)...............    $0.0598      $0.0598   $0.0598          --        --        --

-----------------

 *   Annualized
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.
(2)  These ratios include non-recurring acquisition expenses of 0.04%.
(3) Effective for fiscal years beginning on or after September 1, 1995, the Fund is required to disclose the average commission rate paid per share of common stock investments purchased or sold.

                                                                                  CLASS B
                                                 --------------------------------------------------------------------------
                                                  FOR THE
                                                 SIX MONTHS
                                                   ENDED
                                                  FEBRUARY
                                                    28,                      FOR THE YEARS ENDED AUGUST 31,
                                                    1998      -------------------------------------------------------------
                                                 (UNAUDITED)    1997          1996             1995       1994       1993
                                                 ----------   --------    ------------       --------   --------   --------
Net asset value, beginning of period..........   $  30.46     $  24.26    $      22.37       $  20.37   $  20.78   $  20.41
                                                 ----------   --------    ------------       --------   --------   --------
Net investment income.........................      --            0.04            0.04           0.06       0.10       0.12
Net realized and unrealized gains (losses)
  from investments and options................       3.75         9.23            3.45           3.18      (0.37)      0.36
                                                 ----------   --------    ------------       --------   --------   --------
Total increase (decrease) from investment
  operations..................................       3.75         9.27            3.49           3.24      (0.27)      0.48
                                                 ----------   --------    ------------       --------   --------   --------
Dividends from net investment income..........      --           (0.05)          (0.09)         (0.03)     (0.11)     (0.11)
Distributions from net realized gain from
  investment transactions.....................      (2.65)       (3.02)          (1.51)         (1.21)     (0.03)     --
                                                 ----------   --------    ------------       --------   --------   --------
Total dividends and distributions to
  shareholders................................      (2.65)       (3.07)          (1.60)         (1.24)     (0.14)     (0.11)
                                                 ----------   --------    ------------       --------   --------   --------
Net asset value, end of period................   $  31.56     $  30.46    $      24.26       $  22.37   $  20.37   $  20.78
                                                 ----------   --------    ------------       --------   --------   --------
                                                 ----------   --------    ------------       --------   --------   --------
Total investment return(1)....................      12.85%       41.33%          16.49%         17.38%     (1.31)%     2.34%
                                                 ----------   --------    ------------       --------   --------   --------
                                                 ----------   --------    ------------       --------   --------   --------
Ratios/Supplemental data:
Net assets, end of period (000's).............   $420,076     $376,840    $    277,753       $247,543   $289,290   $461,389
Expenses to average net assets................       1.89%*       1.93%           1.99%(2)       1.97%      1.97%      1.90%
Net investment income to average net assets...       0.03%*       0.11%           0.17%(2)       0.29%      0.51%      0.57%
Portfolio turnover rate.......................         34%          70%           %112            111%        94%        37%
Average commission rate paid(3)...............    $0.0598      $0.0598         $0.0598          --         --         --


                                                                            CLASS C
                                                ----------------------------------------------------------------
                                                   FOR THE
                                                 SIX MONTHS
                                                    ENDED
                                                FEBRUARY 28,             FOR THE YEARS ENDED AUGUST 31,
                                                    1998        ------------------------------------------------
                                                 (UNAUDITED)     1997     1996          1995     1994     1993
                                                -------------   -------  -------      --------  -------  -------
Net asset value, beginning of period..........     $  30.53     $ 24.33  $ 22.43      $  20.42  $ 20.83  $ 20.47
                                                -------------   -------  -------      --------  -------  -------
Net investment income.........................         0.02        0.05     0.05          0.06     0.11     0.11
Net realized and unrealized gains (losses)
  from investments and options................         3.75        9.24     3.46          3.19    (0.38)    0.37
                                                -------------   -------  -------      --------  -------  -------
Total increase (decrease) from investment
  operations..................................         3.77        9.29     3.51          3.25    (0.27)    0.48
                                                -------------   -------  -------      --------  -------  -------
Dividends from net investment income..........        (0.02)      (0.07)   (0.10)        (0.03)   (0.11)   (0.12)
Distributions from net realized gain from
  investment transactions.....................        (2.67)      (3.02)   (1.51)        (1.21)   (0.03)   --
                                                -------------   -------  -------      --------  -------  -------
Total dividends and distributions to
  shareholders................................        (2.69)      (3.09)   (1.61)        (1.24)   (0.14)   (0.12)
                                                -------------   -------  -------      --------  -------  -------
Net asset value, end of period................     $  31.61     $ 30.53  $ 24.33      $  22.43  $ 20.42  $ 20.83
                                                -------------   -------  -------      --------  -------  -------
                                                -------------   -------  -------      --------  -------  -------
Total investment return(1)....................        12.87%      41.30%   16.52%        17.37%   (1.29)%    2.35%
                                                -------------   -------  -------      --------  -------  -------
                                                -------------   -------  -------      --------  -------  -------
Ratios/Supplemental data:
Net assets, end of period (000's).............     $141,075     $84,922  $43,148      $ 30,468  $37,287  $61,869
Expenses to average net assets................         1.87%*      1.92%    1.99%(2)      1.98%    1.94%    1.87%
Net investment income to average net assets...         0.06%*      0.10%    0.18%(2)      0.28%    0.54%    0.61%
Portfolio turnover rate.......................           34%         70%     112%          111%      94%      37%
Average commission rate paid(3)...............      $0.0598     $0.0598  $0.0598         --       --       --

-----------------

 *   Annualized
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.
(2)  These ratios include non-recurring acquisition expenses of 0.04%.
(3) Effective for fiscal years beginning on or after September 1, 1995, the Fund is required to disclose the average commission rate paid per share of common stock investments purchased or sold.

PAINEWEBBER GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                     CLASS Y
                                                      ---------------------------------------------------------------------
                                                        FOR THE
                                                       SIX MONTHS
                                                         ENDED
                                                      FEBRUARY 28,               FOR THE YEARS ENDED AUGUST 31,
                                                          1998       ------------------------------------------------------
                                                      (UNAUDITED)      1997      1996            1995      1994      1993
                                                      ------------   --------  --------        --------  --------  --------
Net asset value, beginning of period..............    $  30.59       $  24.35  $  22.54        $  20.42  $  20.86  $  20.48
                                                      ------------   --------  --------        --------  --------  --------
Net investment income.............................        0.15           0.32      0.30            0.30      0.33      0.33
Net realized and unrealized gains (losses) from
 investments and options..........................        3.78           9.26      3.45            3.18     (0.40)     0.37
                                                      ------------   --------  --------        --------  --------  --------
Total increase (decrease) from investment
 operations.......................................        3.93           9.58      3.75            3.48     (0.07)     0.70
                                                      ------------   --------  --------        --------  --------  --------
Dividends from net investment income..............       (0.16)         (0.32)    (0.43)          (0.15)    (0.34)    (0.32)
Distributions from net realized gain from
 investment transactions..........................       (2.67)         (3.02)    (1.51)          (1.21)    (0.03)    --
                                                      ------------   --------  --------        --------  --------  --------
Total dividends and distributions to
 shareholders.....................................       (2.83)         (3.34)    (1.94)          (1.36)    (0.37)    (0.32)
                                                      ------------   --------  --------        --------  --------  --------
Net asset value, end of period....................    $  31.69       $  30.59  $  24.35        $  22.54  $  20.42  $  20.86
                                                      ------------   --------  --------        --------  --------  --------
                                                      ------------   --------  --------        --------  --------  --------
Total investment return(1)........................       13.48%         42.74%    17.77%          18.66%    (0.31)%     3.44%
                                                      ------------   --------  --------        --------  --------  --------
                                                      ------------   --------  --------        --------  --------  --------
Ratios/Supplemental data:
Net assets, end of period (000's).................    $ 65,898       $ 46,745  $ 22,942        $ 14,680  $ 14,690  $ 17,005
Expenses to average net assets....................        0.82%*         0.88%     0.92%(2)        0.89%     0.90%     0.86%
Net investment income to average net assets.......        1.11%*         1.14%     1.26%(2)        1.39%     1.60%     1.62%
Portfolio turnover................................          34%            70%      112%            111%       94%       37%
Average commission rate paid(3)...................    $ 0.0598       $ 0.0598  $ 0.0598           --        --        --

-----------------

*  Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized.

(2) These ratios include non-recurring acquisition expenses of 0.04%.

(3) Effective for fiscal years beginning on or after September 1, 1995, the Fund is required to disclose the average commission rate paid per share of common stock investments purchased or sold.

                     (This Page Intentionally Left Blank.)

PAINEWEBBER GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                              CLASS A
                                         ----------------------------------------------------------------------------------
                                           FOR THE
                                          SIX MONTHS
                                            ENDED
                                         FEBRUARY 28,                      FOR THE YEARS ENDED AUGUST 31,
                                             1998        ------------------------------------------------------------------
                                         (UNAUDITED)       1997         1996             1995           1994        1993
                                         ------------    ---------    ---------        ---------      ---------   ---------
Net asset value, beginning of
  period...........................        $  25.94      $   24.37    $   22.27        $   20.04      $   20.60   $   16.78
                                         ------------    ---------    ---------        ---------      ---------   ---------
Net investment income (loss).......           (0.04)+        (0.08)+      (0.12)            0.01             --        0.07
Net realized and unrealized gains
  from investments.................            4.17+          3.76+        4.06             2.25           0.51        4.37
                                         ------------    ---------    ---------        ---------      ---------   ---------
Total increase from investment
  operations.......................            4.13           3.68         3.94             2.26           0.51        4.44
                                         ------------    ---------    ---------        ---------      ---------   ---------
Distributions from net realized
  gain from investment
  transactions.....................           (6.78)         (2.11)       (1.84)           (0.03)         (1.07)      (0.62)
                                         ------------    ---------    ---------        ---------      ---------   ---------
Net asset value, end of period.....        $  23.29      $   25.94    $   24.37        $   22.27      $   20.04   $   20.60
                                         ------------    ---------    ---------        ---------      ---------   ---------
                                         ------------    ---------    ---------        ---------      ---------   ---------
Total investment return(1).........           19.90%         15.85%       18.43%           11.28%          2.33%      26.97%
                                         ------------    ---------    ---------        ---------      ---------   ---------
                                         ------------    ---------    ---------        ---------      ---------   ---------
Ratios/Supplemental data:
Net assets, end of period
  (000's)..........................        $236,329      $ 201,725    $ 203,882        $ 183,958      $ 141,342   $ 130,353
Expenses to average net assets.....            1.20%*         1.27%        1.28%            1.28%(2)       1.21%       1.22%
Net investment income (loss) to
  average net assets...............           (0.30)%*       (0.32)%      (0.49)%           0.19%(2)       0.06%       0.38%
Portfolio turnover rate............              30%            86%          60%              36%            24%         36%
Average commission rate paid(3)....         $0.0599        $0.0598      $0.0598               --             --          --

-----------------

 *   Annualized
 +   Calculated using the average shares outstanding for the period
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges: results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.
(2)  These ratios include non-recurring acquisition expenses of 0.06%.
(3) Effective for fiscal years beginning on or after September 1, 1995, the Fund is required to disclose the average commission rate paid per share of common stock investments purchased or sold.

                                                                              CLASS B
                                         ---------------------------------------------------------------------------------
                                             FOR THE
                                            SIX MONTHS
                                              ENDED
                                           FEBRUARY 28,                      FOR THE YEARS ENDED AUGUST 31,
                                               1998           ------------------------------------------------------------
                                           (UNAUDITED)          1997        1996          1995         1994        1993
                                         ----------------     --------    --------       -------      -------   ----------
Net asset value, beginning of
  period...........................           $ 24.51         $  23.30    $  21.53       $ 19.53      $ 20.25   $    16.64
                                             --------         --------    --------       -------      -------   ----------
Net investment income (loss).......             (0.12)+          (0.26)+     (0.39)        (0.02)       (0.06)       (0.05)
Net realized and unrealized gains
  from investments.................              3.87+            3.58+       4.00          2.05         0.41         4.28
                                             --------         --------    --------       -------      -------   ----------
Total increase from investment
  operations.......................              3.75             3.32        3.61          2.03         0.35         4.23
                                             --------         --------    --------       -------      -------   ----------
Distributions from net realized
  gain from investment
  transactions.....................             (6.78)           (2.11)      (1.84)        (0.03)       (1.07)       (0.62)
                                             --------         --------    --------       -------      -------   ----------
Net asset value, end of period.....           $ 21.48         $  24.51    $  23.30       $ 21.53      $ 19.53   $    20.25
                                             --------         --------    --------       -------      -------   ----------
                                             --------         --------    --------       -------      -------   ----------
Total investment return(1).........             19.46%           14.98%      17.48%        10.40%        1.55%       25.91%
                                             --------         --------    --------       -------      -------   ----------
                                             --------         --------    --------       -------      -------   ----------
Ratios/Supplemental data:
Net assets, end of period
  (000's)..........................           $105,101        $115,529    $140,551       $152,357     $97,272   $   60,280
Expenses to average net assets.....              1.99%*           2.06%       2.06%         2.06%(2)     2.00%        2.02%
Net investment income (loss) to
  average net assets...............             (1.09)%*         (1.12)%     (1.27)%       (0.60)%(2)   (0.66)%      (0.46)%
Portfolio turnover rate............                30%              86%         60%           36%          24%         %36
Average commission rate paid(3)....           $0.0599          $0.0598     $0.0598            --           --           --

                                                                             CLASS C
                                         -------------------------------------------------------------------------------
                                             FOR THE
                                            SIX MONTHS
                                              ENDED
                                           FEBRUARY 28,                    FOR THE YEARS ENDED AUGUST 31,
                                               1998         ------------------------------------------------------------
                                           (UNAUDITED)        1997        1996        1995          1994         1993
                                         ----------------   --------    --------    --------      --------    ----------
Net asset value, beginning of
  period...........................           $ 24.71       $  23.48    $  21.68    $  19.67      $  20.38    $    16.75
                                              -------       --------    --------    --------      --------    ----------
Net investment income (loss).......             (0.13)+        (0.27)+     (0.34)      (0.10)        (0.08)        (0.06)

Net realized and unrealized gains
  from investments.................              3.92+          3.61+       3.98        2.14          0.44          4.31
                                              -------       --------    --------    --------      --------    ----------
Total increase from investment
  operations.......................              3.79           3.34        3.64        2.04          0.36          4.25
                                              -------       --------    --------    --------      --------    ----------
Distributions from net realized
  gain from investment
  transactions.....................             (6.78)         (2.11)      (1.84)      (0.03)        (1.07)        (0.62)

                                              -------       --------    --------    --------      --------    ----------
Net asset value, end of period.....           $ 21.72       $  24.71    $  23.48    $  21.68      $  19.67    $    20.38
                                              -------       --------    --------    --------      --------    ----------
                                              -------       --------    --------    --------      --------    ----------
Total investment return(1).........             19.47%         14.95%      17.50%      10.37%         1.59%        25.86%

                                              -------       --------    --------    --------      --------    ----------
                                              -------       --------    --------    --------      --------    ----------
Ratios/Supplemental data:
Net assets, end of period
  (000's)..........................           $26,401       $ 24,760    $ 29,923    $ 30,608      $ 28,561    $   16,474
Expenses to average net assets.....              2.00%*         2.07%       2.07%       2.05%(2)      1.98%         2.06%

Net investment income (loss) to
  average net assets...............             (1.10)%*       (1.13)%     (1.28)%     (0.57)%(2)    (0.65)%       (0.69)%

Portfolio turnover rate............                30%            86%         60%         36%           24%          %36
Average commission rate paid(3)....           $0.0599       $ 0.0598    $ 0.0598          --            --            --

-----------------

 *   Annualized
 +   Calculated using the average shares outstanding for the period
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges: results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.
(2)  These ratios include non-recurring acquisition expenses of 0.06%.
(3) Effective for fiscal years beginning on or after September 1, 1995, the Fund is required to disclose the average commission rate paid per share of common stock investments purchased or sold.

PAINEWEBBER GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                               CLASS Y
                                          ---------------------------------------------------------------------------------
                                            FOR THE
                                           SIX MONTHS
                                             ENDED
                                          FEBRUARY 28,                     FOR THE YEARS ENDED AUGUST 31,
                                              1998       ------------------------------------------------------------------
                                          (UNAUDITED)      1997        1996              1995           1994        1993
                                          ------------   ---------   ---------         ---------      ---------   ---------
Net asset value, beginning of period....     $26.46      $   24.74   $   22.53         $   20.22      $   20.71   $   16.83
                                          ------------   ---------   ---------         ---------      ---------   ---------
Net investment income (loss)............       0.00+         (0.01)+     (0.02)             0.24           0.03        0.08
Net realized and unrealized gains from
 investments............................       4.26+          3.84+       4.07              2.10           0.55        4.42
                                          ------------   ---------   ---------         ---------      ---------   ---------
Total increase from investment
 operations.............................       4.26           3.83        4.05              2.34           0.58        4.50
                                          ------------   ---------   ---------         ---------      ---------   ---------
Distributions from net realized gain
 from investment transactions...........      (6.78)         (2.11)      (1.84)            (0.03)         (1.07)      (0.62)
                                          ------------   ---------   ---------         ---------      ---------   ---------
Net asset value, end of period..........     $23.94      $   26.46   $   24.74         $   22.53      $   20.22   $   20.71
                                          ------------   ---------   ---------         ---------      ---------   ---------
Total investment return(1)..............      20.00%         16.24%      18.72%            11.58%          2.67%      27.26%
                                          ------------   ---------   ---------         ---------      ---------   ---------
                                          ------------   ---------   ---------         ---------      ---------   ---------
Ratios/Supplemental data:
Net assets, end of period (000's).......     $23,642     $  20,281   $  21,409         $  20,948      $  30,521   $  20,706
Expenses to average net assets..........       0.92%*         1.00%       1.02%             0.97%(2)       0.94%       0.95%
Net investment income (loss) to average
 net assets.............................      (0.02)%*       (0.05)%     (0.23)%            0.53%(2)       0.40%       0.60%
Portfolio turnover rate.................         30%            86%         60%               36%            24%         36%
Average commission rate paid(3).........     $0.0599     $  0.0598   $  0.0598                --             --          --

-----------------

+  Calculated using the average shares outstanding for the period

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized.

(2) These ratios include non-recurring acquisition expenses of 0.05%.

(3) Effective for fiscal years beginning on or after September 1, 1995, the Fund is required to disclose the average commission rate paid per share of common stock investments purchased or sold.

--------------------------------------------------------------------------------

TRUSTEES

E. Garrett Bewkes, Jr.             Mary C. Farrell

CHAIRMAN                           Meyer Feldberg

Margo N. Alexander                 George W. Gowen

Richard Q. Armstrong               Frederic V. Malek

Richard R. Burt                    Carl W. Schafer


PRINCIPAL OFFICERS

Margo N. Alexander                 Paul H. Schubert
PRESIDENT                          VICE PRESIDENT AND TREASURER

Victoria E. Schonfeld              Mark A. Tincher
VICE PRESIDENT                     VICE PRESIDENT

Dianne E. O'Donnell                Ellen R. Harris
VICE PRESIDENT AND SECRETARY       VICE PRESIDENT


INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019



THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUNDS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUNDS WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER INVESTMENT EXECUTIVE OR CORRESPONDENT FIRM.

READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

PaineWebber offers a family of 26 funds which encompass a diversified range of investment goals.

BOND FUNDS

/ /  High Income Fund
/ /  Investment Grade Income Fund
/ /  Low Duration U.S. Government Income Fund
/ /  Strategic Income Fund
/ /  U.S. Government Income Fund

TAX-FREE BOND FUNDS

/ /  California Tax-Free Income Fund
/ /  Municipal High Income Fund
/ /  National Tax-Free Income Fund
/ /  New York Tax-Free Income Fund

STOCK FUNDS

/ /  Financial Services Growth Fund
/ /  Growth Fund
/ /  Growth & Income Fund
/ /  Mid Cap Fund
/ /  Small Cap Fund
/ /  S&P 500 Index Fund
/ /  Utility Income Fund

ASSET ALLOCATION FUNDS

/ /  Balanced Fund
/ /  Tactical Allocation Fund

GLOBAL FUNDS

/ /  Asia Pacific Growth Fund
/ /  Emerging Markets Equity Fund
/ /  Global Equity Fund
/ /  Global Income Fund

MITCHELL HUTCHINS PORTFOLIOS

/ /  Aggressive Portfolio
/ /  Moderate Portfolio
/ /  Conservative Portfolio

PAINEWEBBER MONEY MARKET FUND

[LOGO]

-C- 1998 PaineWebber Incorporated Member SIPC

PAINEWEBBER


-------------------------
GROWTH &
INCOME FUND
GROWTH FUND

SEMIANNUAL REPORT


FEBRUARY 28, 1998